RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

All related party transactions occurred in the normal course of operations.

Tiziana Life Sciences Ltd

Tiziana Life Sciences Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. The Company shares premises and other resources with Tiziana Life Sciences Ltd and there is a shared services agreement in place between the Company and Tiziana Life Sciences Ltd. As at March 31, 2025, the Company had incurred $142,170 (2024: $139,963) worth of costs in relation to this agreement and at March 31, 2025 $431,305 (2024: $297,870) was due to Tiziana Life Sciences Ltd.

Tiziana Life Sciences Ltd also paid other invoices on behalf of the Company. As of March 31, 2025, Tiziana had paid $350,802 (2024: $35,347) worth of costs on behalf of the Group. As of March 31, 2025, $428,020 (2024: $75,267) is due to Tiziana Life Sciences Ltd.

In August 2022, Tiziana Life Sciences Ltd issued a short-term credit facility to OKYO Pharma for $2m to support short term liquidity. The loan was available for a period of 6 months upon first draw-down and carried an interest rate of 16% per annum, with additional default interest of 4% if the loan was not repaid after the 6-month period. In February 2023, Tiziana Life Sciences Ltd issued an additional short-term credit facility to OKYO Pharma for $0.5m to further support short term liquidity, under the same terms as the loan above. The principal of $2,000k plus accrued interest of $1,150k were converted into 2,100,000 Ordinary Shares, with no par value, of OKYO Pharma Ltd on October 25, 2023. On July 15, 2024, 500,000 Ordinary Shares, with no par value, of Okyo Pharma Ltd were issued to Tiziana Life Sciences Ltd in lieu of additional accrued interest in respect of this agreement, amounting to $750k.

Directors – (See Note 7 also)

At March 31, 2025, the Company owed John Brancaccio $53,760 for his fees from December 2023 to March 2025.

At March 31, 2025, the Company owed Bernard Denoyer $53,760 for his fees from December 2023 to March 2025.

At March 31, 2025, the Company owed Gary Jacobs $43,750 his fees from October 2024 to December 2024.

At March 31, 2025, the Company owed Willy Simon $57,189 for his fees from December 2023 to March 2025.

At March 31, 2025, the Company owed Gabriele Cerrone $193,441for his fees from April 2024 to March 2025.